Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

MANAGERS TRUST I

MANAGERS REAL ESTATE SECURITIES FUND

Supplement dated July 1, 2013 to the Prospectus

dated March 1, 2013 as supplemented March 25, 2013

The following information supplements and supersedes any information to the contrary relating to Managers Real Estate Securities Fund (the “Fund”), a series of Managers Trust I, contained in the Fund’s Prospectus dated March 1, 2013 as supplemented March 25, 2013 (the “Prospectus”).

Effective as of the date of this Supplement, the Fund’s subadvisor, Urdang Securities Management, Inc. (“Urdang”), will change its name to CenterSquare Investment Management, Inc. (“CenterSquare”). Consequently, all references in the Prospectus to Urdang should be read as references to CenterSquare.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST243

Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

MANAGERS TRUST I

MANAGERS REAL ESTATE SECURITIES FUND

Supplement dated July 1, 2013 to the Statement of Additional Information

dated March 1, 2013, as supplemented March 25, 2013

The following information supplements and supersedes any information to the contrary relating to Managers Real Estate Securities Fund (the “Fund”), a series of Managers Trust I, contained in the Fund’s Statement of Additional Information dated March 1, 2013, as supplemented March 25, 2013 (the “SAI”).

Effective as of the date of this Supplement, the Fund’s subadvisor, Urdang Securities Management, Inc. (“Urdang”), will change its name to CenterSquare Investment Management, Inc. (“CenterSquare”). Consequently, all references in the SAI to Urdang should be read as references CenterSquare.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST244